Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets, net

Note 6(B). Intangible Assets, net

Intangible assets subject to amortization consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Internally developed capitalized software	$386	$274
Less: accumulated amortization	(180)	(87)
Total intangible assets, net	$206	$187

The Company recognized amortization expense related to capitalized software in the consolidated statements of operations and comprehensive loss of $93.4 thousand and $70.0 thousand during the year ended December 31, 2025 and December 31, 2024, respectively.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements